                      SUPPLEMENT TO THE CLASS A PROSPECTUS
                    AND STATEMENT OF ADDITIONAL INFORMATION

                       CREDIT SUISSE EUROPEAN EQUITY FUND

THE FOLLOWING INFORMATION SUPERSEDES CERTAIN INFORMATION IN THE FUND'S CLASS A PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION.

Effective immediately, Ella Brown and Alan Trigle (see biographies below) will serve as Co-Portfolio Managers of the fund. Nancy Nierman will leave her position as Portfolio Manager of the fund to devote more time to other investment areas.

CERTAIN MANAGER BIOGRAPHIES
Ella Brown, CFA, is Director of CSAM U.K. Ms. Brown joined CSAM U.K. in 2001 as Head of European Equity Research - London. Prior to joining CSAM U.K., Ms. Brown worked at J.P. Morgan Investments in London from 1993 to 2001, initially as an equity research analyst specialising in the European technology sector and then as a portfolio manager. Ms. Brown started her career as a sell-side analyst at Richardson Greenshields of Canada in 1985. Ms. Brown has a Bachelor of Commerce
(Hons) degree in Finance and Accounting from the University of Manitoba and an MBA degree from the University of Chicago's Graduate School of Business.

Alan Trigle is Director of CSAM U.K. Mr. Trigle joined CSAM U.K. in 1999 as a member of the European Equities Team. Prior to joining CSAM U.K., Mr. Trigle worked as a European investment manager at Gartmore Investment Ltd. in London from 1992 to 1999, and at Commerzbank in Frankfurt from 1988 to 1992. Mr. Trigle is a qualified financial analyst and holds an MA in Modern Languages from the University of Oxford.

Dated: May 15, 2002                                                CSEEA-16-0502

                   SUPPLEMENT TO THE COMMON CLASS PROSPECTUS
                    AND STATEMENT OF ADDITIONAL INFORMATION

                       CREDIT SUISSE EUROPEAN EQUITY FUND

THE FOLLOWING INFORMATION SUPERSEDES CERTAIN INFORMATION IN THE FUND'S COMMON CLASS PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION.

Effective immediately, Ella Brown and Alan Trigle (see biographies below) will serve as Co-Portfolio Managers of the fund. Nancy Nierman will leave her position as Portfolio Manager of the fund to devote more time to other investment areas.

CERTAIN MANAGER BIOGRAPHIES
Ella Brown, CFA, is Director of CSAM U.K. Ms. Brown joined CSAM U.K. in 2001 as Head of European Equity Research - London. Prior to joining CSAM U.K., Ms. Brown worked at J.P. Morgan Investments in London from 1993 to 2001, initially as an equity research analyst specialising in the European technology sector and then as a portfolio manager. Ms. Brown started her career as a sell-side analyst at Richardson Greenshields of Canada in 1985. Ms. Brown has a Bachelor of Commerce (Hons) degree in Finance and Accounting from the University of Manitoba and an MBA degree from the University of Chicago's Graduate School of Business.

Alan Trigle is Director of CSAM U.K. Mr. Trigle joined CSAM U.K. in 1999 as a member of the European Equities Team. Prior to joining CSAM U.K., Mr. Trigle worked as a European investment manager at Gartmore Investment Ltd. in London from 1992 to 1999, and at Commerzbank in Frankfurt from 1988 to 1992. Mr. Trigle is a qualified financial analyst and holds an MA in Modern Languages from the University of Oxford.

Dated: May 15, 2002                                                WPEEQ-16-0502